SELLING	12 Months Ended
Dec. 31, 2023
SELLING
SELLING

8.SELLING

Selling expenses consist of the following:

in € thousand	2023	2022	2021
Personnel expenses	(8,295)	(8,017)	(5,535)
Legal and consulting fees	(834)	(873)	(581)
Sales Commission	(241)	(475)	(95)
Distribution related external administration	(1,537)	(582)	(801)
Advertisement	(649)	(428)	(294)
Other expenses	(1,021)	(995)	(545)
Total selling expenses	(12,577)	(11,369)	(7,851)

Distribution-related external administration comprises costs including utilities, insurance, travel expenses or expenses for short-term leases. Other expenses include mainly depreciation.